INCOME TAXES (Details)		12 Months Ended
	Jan. 01, 2008	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
INCOME TAXES
Statutory income tax rate in PRC (as a percent)		25.00%	25.00%	25.00%
Amount of underpayment of tax considered for applicability of extended period of statute of limitations Period		¥ 100,000				$ 15,692
Interest and penalties | ¥		0	¥ 0
Accrual of uncertain tax benefits | ¥		¥ 0	¥ 0
Preferential tax rate		(16.00%)	(42.00%)	7.00%
Valuation allowance on deferred tax assets						8,696,997	$ 11,006,328
CHINA
INCOME TAXES
Statutory income tax rate in PRC (as a percent)	25.00%
Preferential tax rate		15.00%
Connecticut
INCOME TAXES
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent		7.50%	7.50%
California Franchise Tax Board [Member]
INCOME TAXES
Statutory income tax rate in PRC (as a percent)			21.00%	21.00%	21.00%
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent		8.84%	8.84%
PRC [Member]
INCOME TAXES
Net operating loss carryforwards						12,937,591
Income Tax Holiday, Description		Pursuant to PRC tax laws, certain PRC domiciled subsidiaries of the Company are solar power generation enterprises, which are entitled to a three-year tax exemption from Corporate Income Tax (“CIT”) from first operation year and a 50% CIT reduction for the succeeding three years thereafter.
PRC [Member] | 2022
INCOME TAXES
Net operating loss carryforwards						2,705
PRC [Member] | 2023
INCOME TAXES
Net operating loss carryforwards						879
PRC [Member] | 2024
INCOME TAXES
Net operating loss carryforwards						6,029,897
PRC [Member] | 2025
INCOME TAXES
Net operating loss carryforwards						1,616,711
PRC [Member] | 2026
INCOME TAXES
Net operating loss carryforwards						$ 5,287,399